Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Nature of operations

Caterpillar Financial Services Corporation, a Delaware corporation organized in 1981 (together with its subsidiaries, "Cat Financial," "the Company," "we" and "our"), is a wholly-owned finance subsidiary of Caterpillar Inc. (together with its other subsidiaries, "Caterpillar" or "Cat").  Our primary business is to provide retail and wholesale financing alternatives for Caterpillar products to customers and dealers around the world.  Retail financing is primarily comprised of financing of Caterpillar equipment, machinery and engines.  In addition, we also provide financing for vehicles, power generation facilities and marine vessels that, in most cases, incorporate Caterpillar products.  We also provide wholesale financing to Caterpillar dealers and purchase short-term receivables from Caterpillar.

B. Basis of consolidation

The consolidated financial statements include the accounts of Cat Financial.  Investments in companies that are owned 20 percent to 50 percent or are less than 20 percent owned and for which we have significant influence are accounted for by the equity method.  Investments in companies that are less than 20 percent owned and for which we do not have significant influence are accounted for by the cost method.  All material intercompany balances have been eliminated.

We consolidate all variable-interest entities (VIEs) where we are the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  We adopted the consolidation of variable-interest entities guidance issued in June 2009 effective January 1, 2010.  Please refer to Note 9 for more information.

Certain amounts for prior periods have been reclassified to conform to the current period financial statement presentation. The investing activities on the Consolidated Statements of Cash Flows have additions and collections related to Caterpillar purchased receivables presented on a net basis. These receivables have short durations with a high turnover rate. The total cash flows for investing activities have not changed.

The Provision for income taxes for the year ended 2011 has been reduced by $15 million for the cumulative correction of immaterial errors in deferred taxes related to prior periods.  Based upon our evaluation of relevant factors related to this matter, we concluded that the uncorrected adjustments in our previously issued consolidated financial statements for any of the periods affected are immaterial and that the impact of recording the cumulative correction in 2011 was not material to our earnings for the full year ending December 31, 2011.

We have revised previously reported cash flows from operating and financing activities for the years ended December 31, 2012, 2011 and 2010 to correct the treatment of interest payments on certain bank borrowings.  Cash provided by operating activities decreased from the amounts previously reported by $57 million, $53 million and $50 million for the years ended December 31, 2012, 2011 and 2010 and cash provided by financing activities increased by the same amount.  Management has concluded that the impact was not material to any quarterly or annual period.

In addition, we have revised previously reported amounts for impaired loans and finance leases (See Notes 2 and 11) and guarantees (See Note 9).

C. Recognition of earned income

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Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

•	Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

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Wholesale finance revenue on installment sale contracts and finance leases related to financing dealer inventory and rental fleets is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

•	Loan origination and commitment fees are deferred and amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired finance receivables are first recorded against the receivable and then to any unrecognized income.  A finance receivable is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease. We consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.

Revenues are presented net of sales and other related taxes.

D. Depreciation

Depreciation for equipment on operating leases is recognized using the straight-line method over the lease term, typically one to seven years.  The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term.

E. Residual values

The residuals for leases classified as operating leases are included in Equipment on operating leases.  The residuals for leases classified as capital leases, in accordance with lease accounting, are included in finance leases and installment sale contracts.

During the term of the leases, residual amounts are monitored.  If estimated market values reflect a non-temporary impairment due to economic factors, obsolescence or other adverse circumstances, the residuals are adjusted to the lower estimated values by a charge to earnings.  For equipment on operating leases, the charge is recognized through depreciation expense.  For finance leases, it is recognized through a reduction of finance revenue.

F. Debt issuance costs

Debt issuance costs are capitalized and amortized to Interest expense over the contractual term of the debt issue.

G. Derivative financial instruments

Our earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates and interest rates.  Our Risk Management Policy allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate and interest rate exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts, cross currency contracts and interest rate swaps.  All derivatives are recorded at fair value.  See Note 8 for additional information.

H. Allowance for credit losses

The Allowance for credit losses is evaluated on a regular basis and adjusted based upon management's best estimate of probable losses inherent in our finance receivables.  Uncollectible receivable balances, including accrued interest, are written off against the Allowance for credit losses when the underlying collateral is repossessed or when we determine that it is probable that the receivable balance is uncollectible.  Subsequent recoveries, if any, are credited to the Allowance for credit losses when received.

I. Income taxes

The Provision for income taxes is determined using the asset and liability approach.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

When applicable, we combine certain of our income tax filings with those of Caterpillar.  In such instances, we pay to or receive from Caterpillar our allocated share of income taxes or credits, in accordance with our tax sharing agreement with Caterpillar.

J. Foreign currency translation

Assets and liabilities of foreign subsidiaries (the majority of which use the local currency as their functional currency) are translated at current exchange rates.  The effects of translation adjustments are reported as a separate component of Accumulated other comprehensive income entitled "Foreign currency translation."  Gains and losses resulting from the remeasurement of foreign currency amounts to functional currency are included in Other income (expense) on the Consolidated Statements of Profit.

K. Use of estimates in the preparation of financial statements

The preparation of financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts.  Significant estimates include the Allowance for credit losses, residual values for leased assets, income taxes and the assumptions used to determine the fair value of derivatives. Actual results may differ from these estimates.

L. New accounting pronouncements

Disclosures about the credit quality of financing receivables and the allowance for credit losses – In July 2010, the Financial Accounting Standards Board (FASB) issued accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.  The guidance expands disclosures for the allowance for credit losses and financing receivables by requiring entities to disclose information at disaggregated levels.  It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables.  Also, in April 2011, the FASB issued guidance clarifying when a restructuring of a receivable should be considered a troubled debt restructuring by providing additional guidance for determining whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties.  For end of period balances, the new disclosures were effective December 31, 2010 and did not have a material impact on our financial statements.  For activity during a reporting period, the disclosures were effective January 1, 2011 and did not have a material impact on our financial statements.  The disclosures related to modifications of financing receivables, as well as the guidance clarifying when a restructured receivable should be considered a troubled debt restructuring were effective July 1, 2011 and did not have a material impact on our financial statements.  See Note 2B for additional information.

Presentation of comprehensive income – In June 2011, the FASB issued accounting guidance on the presentation of comprehensive income.  The guidance provides two options for presenting net income and other comprehensive income.  The total of comprehensive income, the components of net income, and the components of other comprehensive income may be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  We elected to present two separate statements. This guidance was effective January 1, 2012.

Disclosures about offsetting assets and liabilities – In December 2011, the FASB issued accounting guidance on disclosures about offsetting assets and liabilities. The guidance requires entities to disclose both gross and net information about instruments and transactions that are offset in the statement of financial position, as well as instruments and transactions that are subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued guidance clarifying the scope of the disclosures to apply only to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. This guidance was effective January 1, 2013, with retrospective application required. Accordingly, prior period disclosure has been added for comparison and is reported in Note 8. The adoption of this guidance did not have a material impact on our financial statements.

Reporting of amounts reclassified out of accumulated other comprehensive income – In February 2013, the FASB issued accounting guidance on the reporting of reclassifications out of accumulated other comprehensive income.  The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is reclassified to net income in its entirety in the same reporting period.  For other amounts not required to be reclassified in their entirety to net income in the same reporting period, a cross reference to other disclosures that provide additional detail about the reclassification amounts is required.  This guidance is effective January 1, 2013. We do not expect the adoption to have a material impact on our financial statements.

M. Accumulated other comprehensive income/(loss)

Comprehensive income/(loss) and its components are presented in the Consolidated Statements of Comprehensive Income.  Accumulated other comprehensive income/(loss), net of tax, included in the Consolidated Statements of Changes in Stockholder's Equity, consisted of the following as of:

(Millions of dollars)
	December 31,
	2012	2011	2010
Foreign currency translation	$184	$122	$231
Derivative financial instruments	(8)	(6)	(14)
Total Accumulated other comprehensive income/(loss)	$176	$116	$217